COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2022
COMPENSATION EXPENSE [Text Block]

6. COMPENSATION EXPENSE

	Years ended December 31,
	2022	2021
Wages, salaries and benefits	79,935	82,345
Post-employment benefits	893	1,765
Share-based compensation expense (Note 21c)	4,152	5,762
	84,980	89,872

Compensation expense is presented as a component of cost of sales, general and administrative expense, and project development costs.